Operating Segments	12 Months Ended
Mar. 31, 2021
Disclosure Of Operating Segments [Abstract]
Operating Segments
6)	OPERATING SEGMENTS

The Group has three reportable segments, as described below, which are the Group’s Lines of Business (LoBs). The LoBs offer different products and services, and are managed separately because the nature of products and services, and methods used to distribute the services are different. For each of these LoBs, the Group’s executive officers comprising of Group Executive Chairman, Group Chief Executive Officer and Group Chief Financial Officer review internal management reports and are construed to be the Chief Operating Decision Maker (CODM). LoBs assets, liabilities and expenses (other than service cost) are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these LoBs. Segment revenue from each LoB is reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1. Air ticketing: Primarily through internet based platforms, provides the facility to book domestic and international air tickets.

2. Hotels and packages: Through internet based platforms, call-centers and franchise stores, provides holiday packages and hotel reservations. For internal reporting purposes, the revenue related to airline tickets issued as a component of Company developed tours and packages has been assigned to the hotels and packages segment and is recorded on a gross basis.

3. Bus ticketing: Primarily through internet based platforms, provides the facility to book domestic and international bus tickets.

Other operations of the Group primarily include income from facilitating access to its internet based platforms to travel insurance companies and other agents, advertisement income from hosting advertisements on its internet websites, fees for technical services from vendors, brand alliance fees, income from sale of rail tickets, and car bookings. These aforesaid operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments**			Total
Particulars	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
Consolidated revenue	166,714	174,361	57,013	237,524	235,814	67,976	53,745	65,009	24,895	28,028	36,345	13,556	486,011	511,529	163,440
Add: Customer inducement costs recorded as a reduction of revenue*	68,632	75,779	23,513	274,915	265,706	18,652	13,950	17,688	667	861	1,985	76	358,358	361,158	42,908
Less: Service cost**	1,193	420	293	160,824	141,404	19,146	8,870	7,060	2,712	58	383	66	170,945	149,267	22,217
Adjusted Margin	234,153	249,720	80,233	351,615	360,116	67,482	58,825	75,637	22,850	28,831	37,947	13,566	673,424	723,420	184,131
Other income													220	1,063	3,672
Personnel expenses													(113,567)	(129,836)	(105,661)
Marketing and sales promotion expenses													(192,080)	(166,603)	(22,741)
Customer inducement costs recorded as a reduction of revenue*													(358,358)	(361,158)	(42,908)
Certain loyalty program costs related to "All other segments"**													(2,467)	(5,053)	(91)
Other operating expenses													(133,295)	(185,401)	(51,075)
Depreciation and amortization													(26,817)	(33,682)	(33,010)
Impairment of goodwill													—	(272,160)	—
Finance income													6,459	3,362	12,100
Finance costs													(11,329)	(21,433)	(4,798)
Impairment in respect of an equity-accounted investee													(9,926)	—	—
Share of loss of equity- accounted investees													(887)	(65)	(168)
Loss before tax													(168,623)	(447,546)	(60,549)

Notes:*     For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.

**Certain loyalty program costs excluded from service cost amounting to USD 91 (March 31, 2020: USD 5,053 and March 31, 2019: USD 2,467) for “All other segments”.

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Geographical Information:

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2019	2020	2021	2020	2021
India	453,912	490,861	161,313	786,770	764,291
United States	647	536	32	112	437
South East Asia	20,145	10,324	1,375	4,876	4,902
Europe	4,811	3,998	—	—	—
Others	6,496	5,810	720	520	234
Total	486,011	511,529	163,440	792,278	769,864

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).

Major Customers:

Considering the nature of business, customers normally include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.